Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Schedule of Research and Development Commitments

	As of December 31,
in CHF thousands	2022	2021
Within one year	12,145	13,307
Between one and five years	978	1,101
Total	13,123	14,408